INTANGIBLE ASSETS INCLUDING GOODWILL - Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Future amortization expense, by year
Remainder of 2021	$ 33
2022	37		$ 21
2023	32		11
2024	27		6
2025	22
Thereafter	4
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2023		$ 45
2024		31
2025		26
2026		23
2027		19
Thereafter		2
Capitalized software
Future amortization expense, by year
Remainder of 2021	3
2022	6		3
2023	5
2024	4
2025	3
Thereafter	2
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2023		1
Acquired intangibles
Future amortization expense, by year
2022			18
2023			10
2024			$ 6
Customer relationships
Future amortization expense, by year
Remainder of 2021	27
2022	28
2023	23
2024	19
2025	16
Thereafter	2
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2023		40
2024		28
2025		23
2026		19
2027		16
Thereafter		2
Patents/trademarks
Future amortization expense, by year
Remainder of 2021	2
2022	3
2023	3
2024	3
2025	$ 3
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2023		4
2024		3
2025		3
2026		3
2027		$ 3